UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     October 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $68,500 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103      308     7828 SH       SOLE                     7828        0        0
CRA INTL INC                   COM              12618T105      960    35166 SH       SOLE                    35166        0        0
EXXON MOBIL CORP               COM              30231G102      221     3225 SH       SOLE                     3225        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204       46    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      343     2866 SH       SOLE                     2866        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      771    21258 SH       SOLE                    21258        0        0
ISHARES TR INDEX               S&P MIDCAP 400   464287507    14645   212399 SH       SOLE                   212399        0        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     2006    19500 SH       SOLE                    19500        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200     4997    47137 SH       SOLE                    47137        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234      861    22131 SH       SOLE                    22131        0        0
ISHARES TR INDEX               RUSSELL1000VAL   464287598      249     4483 SH       SOLE                     4483        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     7692    61402 SH       SOLE                    61402        0        0
SPDR SERIES TRUST              BRCLYS SHRT ETF  78464A425     5933   246585 SH       SOLE                   246585        0        0
SPDR TR                        UNIT SER 1       78462F103     1682    15927 SH       SOLE                    15927        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      601    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     5491   102849 SH       SOLE                   102849        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4120   106935 SH       SOLE                   106935        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    17574   395903 SH       SOLE                   395903        0        0